191 Peachtree Street Suite 3300 Atlanta, GA 30303

June 11, 2010

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:           Post Effective Amendment No. 13 to the Registration Statement on Form N-1A for the Presidio Global Multi-Strategy Fund (the “Fund”), a series of the Starboard Investment Trust (File Nos. 333-159484 and 811-22298).

Ladies and Gentlemen:

On behalf of our client, Starboard Investment Trust (the “Trust”), enclosed herewith for filing on behalf of the Trust, pursuant to: (1) the Securities Act of 1933; (2) the Investment Company Act of 1940; and (3) Regulation S-T, is Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A of the Trust for the Fund.  Post-Effective Amendment No. 13 contains the prospectus and statement of additional information for the Fund, Part C, the signature page, an exhibit index, and exhibits.

The Trust previously filed Post Effective Amendment No. 7 to the Registration Statement on Form N-1A filed February 26, 2010 for the Fund and Post Effective Amendment No. 10 to the Registration Statement on Form N-1A filed April 23, 2010 for the Fund (together with Post-Effective Amendment No. 13, the “Amendments”).  We are also requesting acceleration of the effectiveness of the Amendments to June 11, 2010 or as soon as practicable thereafter.

The Fund’s investment advisor, Presidio Capital Investments, LLC, is currently registered with the Commission.

In submitting this correspondence, the Trust acknowledges that: (i) should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing; (ii) the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the fund from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and (iii) the Trust may not assert this action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Please contact Tanya L. Goins at (404) 736-3641 with any questions or comments regarding this filing.

Sincerely,

/s/ Tanya L. Goins

Tanya L. Goins

(t) 404.736.3641
(f) 404.529.4665
tanya.goins@maliklawgroup.com